Other Real Estate Owned (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Real Estate Owned [Abstract]
Balance, beginning of period	$ 168,781	$ 70,817
OREO acquired through acquisitions	20,183	84,827	63,349
Real estate acquired from borrowers	84,556	104,279	19,721
Valuation adjustments	(22,498)	(7,781)
Properties sold	(96,929)	(83,361)	(12,253)
Balance, end of period	$ 154,093	$ 168,781	$ 70,817